Note 18 - Taxes Payable - Taxes Payable Schedule (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Municipal taxes	$ 608	$ 956
State taxes	428	465
Federal taxes	9,175	12,283
Current tax liabilities	10,211	13,704
Current	5,645	13,566
Non-Current	$ 4,566	$ 138